Shareholders' Equity (Details Textual)			1 Months Ended									2 Months Ended	12 Months Ended					112 Months Ended
	Mar. 12, 2014 USD ($) $ / shares shares	Feb. 03, 2014 USD ($) shares	Feb. 29, 2016 $ / shares shares	Feb. 29, 2016 ₪ / shares shares	Jan. 31, 2016 ₪ / shares shares	Aug. 31, 2015 $ / shares shares	May. 31, 2015 $ / shares shares	Mar. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2014 $ / shares shares	Feb. 28, 2014 $ / shares shares	Feb. 29, 2016 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 ₪ / shares shares	Dec. 31, 2002 shares	Dec. 31, 2009 USD ($) shares	Dec. 31, 2014 ₪ / shares	Mar. 12, 2014 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues | $														$ 2,000,000
Payments of Stock Issuance Costs | $														4,204,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	38,637
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term													9 years 5 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term													8 years 9 months 22 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $													$ 10,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value | $									$ 6,700,000					6,700,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $									$ 2,400,000				3,200,000	$ 2,400,000
Director [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							160,000			17,166	8,583
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares							$ 5.49
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares										$ 3.57	$ 3.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares										$ 190,000	$ 95,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested Value | $													$ 4,290
Director [Member] | Employee Stock Option [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares												$ 5.94
Director [Member] | Employee Stock Option And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period													10 years
Director [Member] | Employee Stock Option And Restricted Stock Units [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years	10 years
Director [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			470,000	470,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | ₪ / shares				₪ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												4 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			37,500	37,500
Service Supplier [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													38,637
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares													$ 1.50
Consultants and Directors [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															1,219,617
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit | $ / shares															$ 0.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit | $ / shares															$ 3.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested Value | $													$ 825,228
Employees, Consultants and Directors [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									335,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares									$ 5.49
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date														Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														4 years
Consultants [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								11,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares								$ 9.73
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years
Employees And Consultants [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares													$ 61,250
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Employees And Consultants [Member] | Employee Stock Option [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					242,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | ₪ / shares					₪ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					41,250
Employees And Consultants [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares						$ 9.13
Employees And Consultants [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares						$ 10.14
Employees And Consultants [Member] | Employee Stock Option And Restricted Stock Units [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares			$ 7.61
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Employees And Consultants [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					4
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues														560,224				4,995,837
Stock Issued During Period, Value, New Issues | $														$ 2,000				$ 4,200,000
Common Stock [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	3,300,000
Stock Issued During Period, Value, New Issues | $	$ 40,000,000
Sale of Stock, Price Per Share | (per share)	$ 13.50																			₪ 0.01
Payments of Stock Issuance Costs | $	$ 4,200,000
Common Stock [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share | ₪ / shares																₪ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																241,299
Common Stock [Member] | Board of Directors Chairman [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	177,488
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 13.50
Common Stock [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues															33,534
Stock Issued During Period, Value, New Issues | $															$ 120,000
Common Stock [Member] | Shareholders and New Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		560,224
Stock Issued During Period, Value, New Issues | $		$ 2,000,000
Sale of Stock, Price Per Share | $ / shares													$ 3.57
Common Stock [Member] | Convertible Notes Payable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities															1,026,432
Common Stock [Member] | Capital Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities															1,043,928
Sale of Stock, Price Per Share | ₪ / shares																			₪ 0.01